Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Earnings per share [abstract]
Effect of dilutive shares	14,000,000	13,000,000
Antidilutive shares	0